Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                                  301.296.5100



August 29, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated September 1, 2003 to the Trust's C-Class Shares Prospectuses dated August 1, 2003.

Please contact me at 301.296.5273 with your questions and comments.

Sincerely,

/s/ Macy L. Hake

Macy L. Hake
Compliance Administrator

                               RYDEX SERIES FUNDS

          SUPPLEMENT DATED SEPTEMBER 1, 2003 TO THE RYDEX SERIES FUNDS
                C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.       Calculation of Contingent Deferred Sales Charges for C-Class Shares

The following disclosure provides additional information concerning the calculation of any applicable contingent deferred sales charge ("CDSC") for redemptions of C-Class Shares of the Funds within 12 months following initial purchase.

     Currently, if you sell your C-Class Shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price. Effective October 1, 2003, if you sell your C-Class Shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, WHICHEVER IS LOWER.

     Please see the "Sales Charges" section of the C-Class Shares prospectus for additional information concerning the CDSC.



                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE


         THESE PROCEDURES WILL REMAIN IN EFFECT THROUGH OCTOBER 1, 2003.